Financial Risk Management - Additional Information (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 500	¥ 726		$ 500	¥ 345
Forward exchange contracts	750			1,200
Currency Risk and Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	980			$ 1,430
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | ₩			₩ 915,000
Currency interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 980		₩ 1,440,600